Related party transactions (Tables)	6 Months Ended
Sep. 30, 2019
Related party transactions
Schedule of transactions with joint arrangements and associates

	Six months ended 30 September
	2019	2018
	€m	€m
Sales of goods and services to associates	12	9
Purchase of goods and services from associates	—	1
Sales of goods and services to joint arrangements	99	106
Purchase of goods and services from joint arrangements	88	94
Net interest income receivable from joint arrangements	45	49

	30 September	31 March
	2019	2019
	€m	€m
Trade balances owed:
by associates	7	1
to associates	2	3
by joint arrangements	130	193
to joint arrangements	27	25
Other balances owed by joint arrangements	1,018	997
Other balances owed to joint arrangements	177	169